COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 8 - COMMITMENTS AND CONTINGENT LIABILITIES

Aggregate minimum  rental commitments, under non-cancelable leases, as of March 31, 2014, were as follows:

Period ended March 31,
2014	68
2015	91
2016	61
Total	$220

NOTE 6:-     COMMITMENTS AND CONTINGENT LIABILITIES (continues):

a.
In July 2011, the Company entered into a license agreement with RevitalVision LLC. a Kansas Limited Liability Corporation, which is the owner of several patents in the area of perceptual learning systems and methods. Pursuant to the license agreement, RevitalVision LLC. granted the Company a non-exclusive license to certain patents necessary to the Company for its developments.  Under the license agreement, the Company has the right to sub-license the licensed patents. The license agreement terminates when the last of the patents licensed to the Company expires, unless terminated earlier.

Under the license agreement, the Company is required to pay:
1.	An initial license fee of $50 in three installments, which the Company paid in full.
2.	One time milestone payments in the amount of $25 upon the earlier of: (i) the Company reaching an aggregate of $1,000 of net sales and (ii) July 15, 2013, which the Company paid in full.
3.	Quarterly royalty payments from net sales: (i) up to yearly net sales of $3,000- fees of 5.5% of net sales and (ii) for yearly net sales in excess of $3,000 - fees of 4.5% from such net sales.

b.    Operating leases:
Eyekon E.R.D. Ltd. rents its offices under a lease with a term that commenced December 15, 2013 and expires August 31, 2016. Eyekon E.R.D. Ltd. additionally leases a vehicle under a lease that commenced August 2, 2011 and expired, 2014.
Aggregate minimum  rental commitments, under non-cancelable leases, as of December 31, 2013, are as follows:
Year ended December 31,
2014	$92
2015	91
2016	61
Total	$244

Rent expenses for the years ended December 31, 2013, 2012 and for the period of inception (February 5, 2007) through December 31, 2013 were $32, $35, and $143, respectively.
Car lease expenses for the years ended December 31, 2013, 2012 and for the period of inception (February 5, 2007) through December 31, 2013 were $13, $7, and $23, respectively.